Segment Reporting (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Depreciation											$ 46,854		$ 32,149		$ 26,246
Amortization of intangible assets											22,826		6,364		1,199
Amortization of program rights											29,242		23,048		21,406
Share-based compensation											9,374		6,857		6,176
Non-recurring and acquisition-related charges											10,842	[1]	3,207	[1]	2,171	[1]
Restructuring charge											3,895		1,009		707
Contract termination costs (Note 12)											3,887		0		0
Loss on sale of assets											710		96		472
Cash payments for programming											31,677		24,258		24,622
Operating income	28,026		23,226	26,916	11,776	71,239		44,367	34,995	20,460	89,944		171,061		89,104
Interest expense, net											56,607		46,683		50,706
Share of loss in equity investments											56		98,309		4,957
Gain on derivative instruments											0		0		(1,960)
Loss on extinguishment of debt											0		3,341		1,694
Other expense, net											2,100		237		51
Total other expense, net											58,763		148,570		55,448
Consolidated income before (benefit from) provision for income taxes											31,181		22,491		33,656
Depreciation and amortization											69,680		38,513		27,445
Capital expenditures											29,374		28,230		20,069
Assets	1,216,850	[2]				1,241,414	[2]				1,216,850	[2]	1,241,414	[2]
Operating Segments
Segment Reporting Information [Line Items]
Adjusted EBITDA											209,863		243,801		141,373
Operating Segments | Broadcast
Segment Reporting Information [Line Items]
Adjusted EBITDA											205,843		241,831		141,081
Operating income											142,753		207,431		118,399
Depreciation and amortization											64,887		35,521		25,761
Capital expenditures											22,957		23,342		18,616
Assets	1,100,343					1,136,861					1,100,343		1,136,861
Operating Segments | Digital
Segment Reporting Information [Line Items]
Adjusted EBITDA											4,020		1,970		292
Operating income											(365)		(461)		(815)
Depreciation and amortization											4,046		2,365		1,105
Capital expenditures											4,416		2,884		722
Assets	69,690					29,351					69,690		29,351
Unallocated Corporate
Segment Reporting Information [Line Items]
Adjusted EBITDA											(23,966)		(24,268)		(18,514)
Operating income											(52,444)		(35,909)		(28,480)
Depreciation and amortization											747		627		579
Capital expenditures											2,001		2,004		731
Assets	46,817					75,202					46,817		75,202
LIN Television
Segment Reporting Information [Line Items]
Depreciation											46,854		32,149		26,246
Amortization of intangible assets											22,826		6,364		1,199
Amortization of program rights											29,242		23,048		21,406
Share-based compensation											9,374		6,857		6,176
Non-recurring and acquisition-related charges											10,842	[3]	3,207	[3]	2,171	[3]
Restructuring charge											3,895		1,009		707
Contract termination costs (Note 12)											3,887		0		0
Loss on sale of assets											710		96		472
Cash payments for programming											31,677		24,258		24,622
Operating income											90,653		171,061		89,104
Interest expense, net											56,627		46,683		50,706
Share of loss in equity investments											56		98,309		4,957
Gain on derivative instruments											0		0		(1,960)
Loss on extinguishment of debt											0		3,341		1,694
Other expense, net											2,100		237		51
Total other expense, net											58,783		148,570		55,448
Consolidated income before (benefit from) provision for income taxes											31,870		22,491		33,656
Depreciation and amortization											69,680		38,513		27,445
Capital expenditures											29,374		28,230		20,069
Assets	1,216,950	[2]				1,241,414	[2]				1,216,950	[2]	1,241,414	[2]
LIN Television | Operating Segments
Segment Reporting Information [Line Items]
Adjusted EBITDA											209,863		243,801		141,373
LIN Television | Operating Segments | Broadcast
Segment Reporting Information [Line Items]
Adjusted EBITDA											205,843		241,831		141,081
Operating income											142,753		207,431		118,399
Depreciation and amortization											64,887		35,521		25,761
Capital expenditures											22,957		23,342		18,616
Assets	1,100,343					1,136,861					1,100,343		1,136,861
LIN Television | Operating Segments | Digital
Segment Reporting Information [Line Items]
Adjusted EBITDA											4,020		1,970		292
Operating income											(365)		(461)		(815)
Depreciation and amortization											4,046		2,365		1,105
Capital expenditures											4,416		2,884		722
Assets	69,690					29,351					69,690		29,351
LIN Television | Unallocated Corporate
Segment Reporting Information [Line Items]
Adjusted EBITDA											(23,257)		(24,268)		(18,514)
Operating income											(51,735)		(35,909)		(28,480)
Depreciation and amortization											747		627		579
Capital expenditures											2,001		2,004		731
Assets	$ 46,917					$ 75,202					$ 46,917		$ 75,202

[1]	Non-recurring charges for the year ended December 31, 2013 primarily consist of expenses related to the Merger. Charges for the years ended December 31, 2012 and 2011 relate solely to acquisitions.
[2]	Our consolidated assets as of December 31, 2013 and 2012 include total assets of $56,056 and $60,380, respectively, of variable interest entities ("VIEs") that can only be used to settle the obligations of the VIEs. These assets include broadcast licenses and other intangible assets of $44,677 and $46,604 and program rights of $2,186 and $2,060 as of December 31, 2013 and 2012, respectively. Our consolidated liabilities as of December 31, 2013 and 2012 include $4,126 and $4,577, respectively, of total liabilities of the VIEs for which the VIE's creditors have no recourse to the Company, including $2,727 and $4,152, respectively, of program obligations. See further description in Note 1—"Basis of Presentation and Summary of Significant Accounting Policies."
[3]	Year ended December 31, 2013 2012 2011 (in thousands) Segment Adjusted EBITDA: Broadcast$205,843 $241,831 $141,081Digital4,020 1,970 292Total segment Adjusted EBITDA209,863 243,801 141,373Unallocated corporate(23,257) (24,268) (18,514)Less: Depreciation46,854 32,149 26,246Amortization of intangible assets22,826 6,364 1,199Amortization of program rights29,242 23,048 21,406Share-based compensation9,374 6,857 6,176Non-recurring and acquisition-related charges (1)10,842 3,207 2,171Restructuring charge3,895 1,009 707Contract termination costs3,887 — —Loss on sale of assets710 96 472Add: Cash payments for programming31,677 24,258 24,622Operating income90,653 171,06189,104Other expense: Interest expense, net56,627 46,683 50,706Share of loss in equity investments56 98,309 4,957Gain on derivative instruments— — (1,960)Loss on extinguishment of debt— 3,341 1,694Other expense, net2,100 237 51Total other expense, net58,783 148,570 55,448Consolidated income before (benefit from) provision for income taxes$31,870 $22,491 $33,656____________________________________________ (1) Non-recurring charges for the year ended December 31, 2013 primarily consist of expenses related to the Merger. Charges for the years ended December 31, 2012 and 2011 relate solely to acquisitions.